PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Leasehold improvements	212,239	568,314
Teahouse operation equipment	40,840	118,807
Electronic equipment	22,106	43,565
Manufacturing equipment	27,449	—
Vehicles	14,289	18,760
Property	649	374
Construction in progress	4,177	37,466
Total	321,749	787,286
Less: accumulated depreciation	(72,746)	(203,616)
Net book value	249,003	583,670

Depreciation expense was RMB10.4 million, RMB60.3 million and RMB133.0 million for the years ended December 31, 2023, 2024 and 2025, respectively.